WARRANTS (Schedule of Warrant Activity) (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance at December 31	221,513	455,451
Balance at December 31	$ 7.08	$ 16.75
Issued		186,072
Issued		$ 3.91
Exercised	(166,072)	(110,000)
Exercised	$ 3.91	$ 3.91
Expired	(35,441)	(310,010)
Expired	$ 23.70	$ 23.70
Balance at December 31	20,000	221,513
Balance at December 31	$ 3.91	$ 7.08